Contents of Significant Accounts - Share-Based Payment - Additional Information (Detail) $ / shares in Units, shares in Millions, Right in Millions, $ in Millions						1 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 09, 2021 $ / shares shares	Sep. 30, 2020	Sep. 01, 2020 $ / shares shares	Jun. 10, 2020 shares	Jun. 30, 2021 Right	Sep. 30, 2020 Right $ / shares shares	Aug. 31, 2018 $ / shares shares	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Treasury Stock Plan For Employees In 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares | shares							105
Grant date quoted market price per share | $ / shares | $ / shares							$ 21.45
Vesting period							1 year
Compensation expenses | $									$ 226	$ 348
Treasury Stock Plan For Employees In 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares | shares								200
Grant date quoted market price per share | $ / shares | $ / shares								$ 16.95
Compensation expenses | $										107	$ 366
Restricted Stock Plan For Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses | $									$ 1,520	504
Compensation plan description									The Company is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective registration from the competent authority.
Eligibility terms to vested restricted stocks									Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested restricted stocks at certain percentage and time frame.
Maximum shares to be issued under compensation plan | shares | shares					233
Shares of restricted stock for employees issued | shares | shares		1		200
Life of plan		4 years		4 years
Grant date quoted market price per share | $ / shares | $ / shares		$ 53.0		$ 21.8
Stock Appreciation Right Plan For Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses | $									$ 271	80
Stock Appreciation Right Plan For Employees Description									One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC.
Life of plan	4 years		4 years
Liabilities for stock appreciation right recognized									$ 352	$ 81
Unit of cash-settled stock appreciation right | Right						1	26
Bottom of range [member] | Treasury Stock Plan For Employees In 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Top of range [member] | Treasury Stock Plan For Employees In 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								2 years